Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Amortized Cost and Fair Value of Investment Securities

The amortized cost and fair value of investment securities at December 31, 2013 and 2012 are as follows:

2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$316,305,125	$98,740	$33,587,465	$282,816,400
Mortgage-backed securities	16,476,430	719,825	29,861	17,166,394
State, County, Municipals	96,258,584	2,309,291	3,140,470	95,427,405
Other investments	3,025,451	—	259,248	2,766,203

Total	$432,065,590	$3,127,856	$37,017,044	$398,176,402

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$269,196,449	$546,153	$628,701	$269,110,901
Mortgage-backed securities	36,386,126	2,054,119	18,944	38,421,301
State, County, Municipals	105,300,892	5,640,711	372,243	110,569,360
Other investments	3,093,462	—	287,209	2,806,253

Total	$413,973,929	$8,240,983	$1,307,097	$420,907,815

Gross Unrealized Losses and Fair Value of Investments with Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012 (in thousands):

December 31, 2013	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$255,350	$29,954	$26,367	$3,633	$281,717	$33,587
Mortgage backed securities	3,581	30	—	—	3,581	30
State, County, Municipal	20,131	1,461	10,014	1,680	30,145	3,141
Other investments	—	—	2,766	259	2,766	259

Total	$279,062	$31,445	$39,147	$5,572	$318,209	$37,017

December 31, 2012	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$98,074	$629	$—	$—	$98,074	$629
Mortgage backed securities	7,359	19	—	—	7,359	19
State, County, Municipal	14,466	371	260	1	14,726	372
Other investments	—	—	2,806	287	2,806	287

Total	$119,899	$1,019	$3,066	$288	$122,965	$1,307

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity

The amortized cost and estimated fair value of securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities available-for-sale
Due in one year or less	$2,429,035	2,448,452
Due after one year through five years	25,040,034	26,060,534
Due after five years through ten years	106,046,230	101,286,491
Due after ten years	298,550,291	268,380,925

Total	$432,065,590	398,176,402

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities

Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2013	2012	2011
Gross realized gains	$1,039,793	$459,934	$715,223
Gross realized losses	616,405	—	—

	$423,388	$459,934	$715,223